UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	11/30/2012

Item 1. Schedule of Investments

Prudential Jennison Value Fund

Schedule of Investments

as of November 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Aerospace & Defense — 2.2%
136,053	Boeing Co. (The)	$ 10,106,017
39,995	United Technologies Corp.(a)	3,203,999

		13,310,016

Airlines — 2.9%
1,019,930	Delta Air Lines, Inc.*	10,199,300
375,197	United Continental Holdings, Inc.*(a)	7,586,483

		17,785,783

Auto Components — 2.2%
307,057	Lear Corp.	13,409,179

Capital Markets — 4.1%
95,349	Goldman Sachs Group, Inc. (The)	11,231,159
794,931	Morgan Stanley	13,410,486

		24,641,645

Chemicals — 1.4%
155,590	Mosaic Co. (The)	8,411,195

Commercial Banks — 4.2%
146,759	PNC Financial Services Group, Inc.	8,239,050
513,086	Wells Fargo & Co.	16,936,969

		25,176,019

Communications Equipment — 1.4%
686,995	JDS Uniphase Corp.*	8,333,249

Computers & Peripherals — 1.8%
18,409	Apple, Inc.	10,774,420

Consumer Finance — 2.6%
131,214	American Express Co.	7,334,862
520,767	SLM Corp.	8,618,694

		15,953,556

Diversified Financial Services — 3.9%
277,208	Citigroup, Inc.	9,583,081
331,855	JPMorgan Chase & Co.	13,632,603

		23,215,684

Diversified Telecommunication Services — 1.7%
487,950	Vivendi SA (France)	10,483,586

Electronic Equipment & Instruments — 2.4%
2,529,854	Flextronics International Ltd.*	14,647,855

Energy Equipment & Services — 2.1%
80,745	Ensco PLC (Class A Stock)	4,701,782
230,132	Halliburton Co.	7,674,902

		12,376,684

Food & Staples Retailing — 3.2%
293,899	CVS Caremark Corp.	13,669,242
76,047	Wal-Mart Stores, Inc.	5,476,905

		19,146,147

Food Products — 6.9%
171,873	Bunge Ltd.	12,574,229
52,450	Kraft Foods Group, Inc.*	2,371,789
292,192	Mondelez International, Inc. (Class A Stock)	7,564,851
453,246	Smithfield Foods, Inc.*	10,139,113
471,609	Tyson Foods, Inc. (Class A Stock)	9,040,744

		41,690,726

Healthcare Providers & Services — 6.4%
188,206	Cigna Corp.	9,837,528
157,706	Express Scripts Holding Co.*	8,492,468
337,322	HCA Holdings, Inc.	10,709,973
169,885	UnitedHealth Group, Inc.	9,240,045

		38,280,014

Hotels, Restaurants & Leisure — 3.2%
159,146	Carnival Corp.	6,152,584
129,331	Hyatt Hotels Corp. (Class A Stock)*	4,720,582
601,216	International Game Technology	8,338,866

		19,212,032

Independent Power Producers & Energy Traders — 1.9%
648,479	Calpine Corp.*	11,192,748

Insurance — 3.7%
69,848	Arch Capital Group Ltd.*	3,150,145
86,037	Axis Capital Holdings Ltd.	3,094,751
300,857	MetLife, Inc.	9,985,444
88,615	Travelers Cos., Inc. (The)	6,275,714

		22,506,054

Internet Software & Services — 2.1%
18,081	Google, Inc. (Class A Stock)*	12,627,228

Media — 7.8%
492,649	Comcast Corp. (Class A Stock)	18,316,690
425,341	Liberty Global, Inc. (Series C)*	22,432,484
125,307	Viacom, Inc. (Class B Stock)	6,467,094

		47,216,268

Metals & Mining — 4.2%
144,484	Freeport-McMoRan Copper & Gold, Inc.	5,636,321
269,830	Goldcorp, Inc.	10,442,421
192,549	Newmont Mining Corp.	9,067,132

		25,145,874

Oil, Gas & Consumable Fuels — 10.6%
139,801	Anadarko Petroleum Corp.	10,232,035
83,489	EOG Resources, Inc.(a)	9,819,976
306,209	Marathon Oil Corp.	9,446,548
144,418	Newfield Exploration Co.*	3,515,134
136,266	Noble Energy, Inc.	13,320,002
123,072	Occidental Petroleum Corp.	9,256,245
258,231	Suncor Energy, Inc.	8,420,913

		64,010,853

Pharmaceuticals — 7.7%
651,585	Mylan, Inc.*	17,710,080
440,145	Pfizer, Inc.	11,012,428
189,877	Sanofi (France), ADR	8,472,312
222,280	Teva Pharmaceutical Industries Ltd. (Israel), ADR	8,968,998

		46,163,818

Road & Rail — 1.8%
86,175	Union Pacific Corp.	10,580,567

Semiconductors & Semiconductor Equipment — 1.9%
239,251	Maxim Integrated Products, Inc.	6,983,737
354,000	NVIDIA Corp.	4,240,920

		11,224,657

Software — 3.2%
347,150	CA, Inc.	7,692,844
429,226	Microsoft Corp.	11,425,996

		19,118,840

Wireless Telecommunication Services — 1.3%
454,025	MetroPCS Communications, Inc.*	4,835,366

570,713	NII Holdings, Inc.*	2,893,515

		7,728,881

	TOTAL LONG-TERM INVESTMENTS (cost $480,832,461)	594,363,578

SHORT-TERM INVESTMENT — 3.1%
Affiliated Money Market Mutual Fund
18,815,912	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $18,815,912; includes $11,778,916 of cash collateral received for securities on loan)(b)(c)	18,815,912

	TOTAL INVESTMENTS — 101.9% (cost $499,648,373)(d)	613,179,490
	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9%)	(11,460,240)

	NET ASSETS — 100.0%	$601,719,250

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,482,389; cash collateral of $11,778,916 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$505,522,126	$125,266,282	$(17,608,918)	$107,657,364

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and other cost basis differences between financial and tax reporting as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$594,363,578	$—	$—
Affiliated Money Market Mutual Fund	18,815,912	—	—

Total	$613,179,490	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 7

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 22, 2013

*	Print the name and title of each signing officer under his or her signature.